Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization expense			$ 38,000	$ 820,000	$ 1,015,000
Amortization expense			$ 11,000	$ 45,000	$ 43,000
Subsequent Event [Member]
Amortization expense	$ 0	$ 0